Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands	Apr. 30, 2011	Apr. 30, 2010
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, acquisition cost	$ 1,350,123	$ 1,344,192
Finite-lived intangible assets subject to amortization, accumulated amortization/ impairment charges	200,757	115,087
Finite-lived intangible assets subject to amortization, net	1,149,366	1,229,105
Indefinite-lived intangible assets not subject to amortization:
Total other intangible assets acquisition cost	3,149,985	3,149,985
Total other intangible assets accumulated amortization/impairment charges	209,975	123,470
Other intangible assets, net	2,940,010	3,026,515
Customer and Contractual Relationships [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, acquisition cost	1,180,000	1,180,000
Finite-lived intangible assets subject to amortization, accumulated amortization/ impairment charges	168,125	95,722
Finite-lived intangible assets subject to amortization, net	1,011,875	1,084,278
Patented Technology [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, acquisition cost	134,970	134,970
Finite-lived intangible assets subject to amortization, accumulated amortization/ impairment charges	25,980	15,874
Finite-lived intangible assets subject to amortization, net	108,990	119,096
Finite-Lived Trademarks [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, acquisition cost	35,153	29,222
Finite-lived intangible assets subject to amortization, accumulated amortization/ impairment charges	6,652	3,491
Finite-lived intangible assets subject to amortization, net	28,501	25,731
Indefinite-Lived Trademark [Member]
Indefinite-lived intangible assets not subject to amortization:
Indefinite-lived intangible assets not subject to amortization, acquisition cost	1,799,862	1,805,793
Indefinite-lived intangible assets not subject to amortization, accumulated amortization/ impairment charges	9,218	8,383
Indefinite-lived intangible assets not subject to amortization, net	$ 1,790,644	$ 1,797,410